Borrowings under Term Loan and Line of Credit - Schedule of Term Loan Borrowings (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans Payable, by Type, Current and Noncurrent [Abstract]
Net carrying amount	$ 55,720	$ 56,044	$ 57,053
Less current portion of term loan	(1,800)	(1,440)	(1,152)
Long-term loan obligations	$ 53,920	$ 54,604	$ 55,901